Loans Payable (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Loans Payable (Textual)
Line of credit						$ 81,067
Line of credit facility, description			Availability under the two lines was $91,300 at June 30, 2020		Availability under the two lines was $91,300 at December 31, 2019.
Term loan, description			The loans have variable interest rates, with current rates at 6.0% and 7.76%, respectively. Current monthly payments under the loans are $1,691 and $1,008, respectively.		The loans have variable interest rates, with current rates at 7.75% and 7.76%, respectively. Current monthly payments under the loans are $1,759 and $1,008, respectively.
Term loans	$ 90,440		$ 90,440		$ 103,800	$ 127,767
Maturity date			Mature in 2023.		Mature in 2023.
Line of credit maturity term	12 months		12 months		12 months
SBA made payments	$ 7,262		$ 7,262
Principal amount	$ 5,964		5,964
Interest expense			$ 1,298
Note provide, description			The terms on the note provide for interest at 1% per year and the note mature in 24 months, with 18 monthly payments beginning after the initial 6 month deferral period for payments. Since we expect the loans to be forgiven, we have classified them as long term at June 30, 2020.
Subsidiaries, received aggregate			$ 398,545